Other Liabilities	9 Months Ended
Sep. 30, 2014
Other Liabilities Disclosure [Abstract]
Other Liabilities

14. OTHER LIABILITIES

A summary of other liabilities as of September 30, 2014 and December 31, 2013 is as follows:

	September 30, 2014	December 31, 2013
	(in millions)
Advances on buy-back agreements	$1,955	$1,902
Warranty and campaign programs	1,035	1,111
Marketing and sales incentive programs	1,596	1,340
Accrued expenses and deferred income	750	748
Legal reserves	506	551
Contract reserve	398	467
Restructuring reserve	92	77
Other	2,307	2,539

Total	$8,639	$8,735

Warranty and Campaign Program

CNH Industrial pays for basic warranty and other service action costs. A summary of recorded activity for the three and nine months ended September 30, 2014 and 2013 for the basic warranty and accruals for campaign programs are as follows:

	Three Months Ended September 30,
	2014	2013
	(in millions)
Balance at July 1	$1,123	$1,045
Additions	241	202
Claims paid	(229)	(200)
Currency translation adjustment and other	(100)	7

Balance at September 30	$1,035	$1,054

	Nine Months Ended September 30,
	2014	2013
	(in millions)
Balance at January 1	$1,111	$1,058
Additions	634	587
Claims paid	(634)	(564)
Currency translation adjustment and other	(76)	(27)

Balance at September 30	$1,035	$1,054

Restructuring Provision

The Company incurred restructuring expenses of $98 million during the nine months ended September 30, 2014 compared to $32 million in 2013. Commercial Vehicles recorded $36 million mainly due to actions put in place to reduce selling, general and administrative expenses and business support costs as a result of the transition to CNH Industrial’s regional structure. Construction Equipment recorded $34 million mainly due to the re-positioning of the Case and New Holland brand offerings and the consequent alignment of their dealer networks and the announced closure of an assembly plant in Calhoun, Georgia. Agricultural Equipment recorded $28 million primarily for the planned closure of a 60% owned joint venture in China.

Actions identified by Construction Equipment are related to the re-tooling of its industrial footprint in connection with the recently announced enlargement of the licensing agreements with Sumitomo (S.H.I.) Construction Machinery Co., Ltd, as well as the re-positioning of Case and New Holland brand offerings and the consequent alignment of their dealer networks. The announced closure of the assembly plant in Calhoun, Georgia, represents one of these actions.

Commercial Vehicles actions, part of the Company’s Efficiency Program, are focused on selling, general and administrative expenses and business support costs as a result of the transition to CNH Industrial’s regional structure, as well as on the completion of manufacturing product specialization programs.